Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value
Note  16.   Fair Value

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures Topic 820 of FASB ASC, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company's various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions. In accordance with this guidance, the Company groups its assets and liabilities carried at fair value in three levels as follows:

Level 1 Inputs:

1)	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 Inputs:

1)	Quoted prices for similar assets or liabilities in active markets.
2)	Quoted prices for identical or similar assets or liabilities in markets that are not active.
3)
Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (e.g., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or “market corroborated inputs.”

Level 3 Inputs:

1)	Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.
2)
These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value on a Recurring Basis:

The following is a description of the Company's valuation methodologies for assets carried at fair value. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes that its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Investment Securities Available for Sale:

Where quoted prices are available in an active market, securities are classified in Level 1 of the valuation hierarchy. Securities in Level 1 are exchange-traded equities. If quoted market prices are not available for the specific security, then fair values are provided by independent third-party valuations services. These valuations services estimate fair values using pricing models and other accepted valuation methodologies, such as quotes for similar securities and observable yield curves and spreads. As part of the Company's overall valuation process, management evaluates these third-party methodologies to ensure that they are representative of exit prices in the Company's principal markets. Securities in Level 2 include U.S. Government agencies, mortgage-backed securities, state and municipal securities and trust preferred securities. Securities in Level 3 include thinly traded collateralized mortgage obligations and collateralized debt obligations. Note 3, Investment Securities, details the valuation methodologies.

Fair Value on a Recurring Basis

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale

As of December 31, 2011
U.S. Government sponsored entities	$-	$1,011	$-	$1,011
Corporate debt obligations	-	1,486	-	1,486
Residential mortgage-backed securities	-	14,461	-	14,461
Collateralized mortgage obligations		1,437	157	1,594
Collateralized debt obligations	-	-	3,965	3,965
Total	$-	$18,395	$4,122	$22,517

As of December 31, 2010
U.S. Government sponsored entities	$-	$2,925	$-	$2,925
Corporate debt obligations	-	2,094	-	2,094
Residential mortgage-backed securities	-	16,559	-	16,559
Collateralized mortgage obligations		1,592	560	2,152
Collateralized debt obligations	-	-	4,000	4,000
Total	$-	$23,170	$4,560	$27,730

The fair value of securities available for sale is the market value based on quoted market prices, when available, or market prices provided by recognized broker dealers (Level 1).  When listed prices or quotes are not available, fair value is based upon quoted market prices for similar or identical assets or other observable inputs (Level 2) or significant management judgment or estimation based upon unobservable inputs due to limited or no market activity of the instrument (Level 3).

The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows:

	Securities Available for Sale
	2011	2010
	(Amounts in thousands)
Beginning balance at January 1,	$4,560	$1,851
Total net gains (losses) included in:
Net loss	(129)	(124)
Other comprehensive income (loss)	(107)	3,384
Principal payments received	(202)	(551)
Net transfers into Level 3	-	-
Ending balance December 31,	$4,122	$4,560

Fair Value on a Non-recurring Basis

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2011
Impaired Loans	$-	$-	$27,706	$27,706
OREO	-	-	19,410	19,410

As of December 31, 2010
Impaired Loans	$-	$-	$26,122	$26,122
OREO	-	-	$16,701	$16,701

Impaired loans at fair value, which are measured in accordance with FASB ASC Topic 310 “Receivables”, for impairment represent loans with allocated specific reserves and loans partially charged off, reported net of the related specific reserves, had a carrying amount of $32.6 million and $29.0 million at December 31, 2011 and December 31, 2010 respectively, with a valuation allowance of $4.9 million and $2.9 million at December 31, 2011 and December 31, 2010, respectively. The valuation allowance for impaired loans is included in the allowance for loan losses in the balance sheets.

OREO consists of commercial real estate properties which are recorded at fair value based upon current appraised value less estimated disposition costs, which is adjusted based upon Management's review and changes in market conditions (level 3 inputs).

Impaired loans that are collateral-dependent are fair valued based on the fair value of the collateral.  OREO is fair valued at the lower of cost or fair value based on property appraisals at the time the property is recorded in OREO and as appropriate thereafter.

Measurement of impairment for collateral-dependent loans and OREO is based on third party appraisals that utilize one or more valuation techniques (income, market and/or cost approaches). The valuation method used for impaired construction loans is “as is.” Any adjustments to calculated fair value are made based on recently completed and validated third party appraisals, third party appraisal services, automated valuation services, or our informed judgment. Evaluations are made to determine that the appraisal process meets the relevant concepts and requirements of ASC 820.

Automated valuation services may be used primarily for residential properties when values from any of the previous methods were not available within 90 days of the balance sheet date. These services use models based on market, economic, and demographic values. The use of these models has only occurred in a very few instances and the related property valuations have not been significant to consider disclosure under Level 3 rather than Level 2.

Impaired loans not collateral-dependent are fair valued based on the present value of future cash flows discounted at the expected coupon rates over the lives of the loans. Because the loans were not discounted at market interest rates, the valuations do not represent fair value under ASC 820 and have been excluded from the nonrecurring fair value balance in the preceding schedules. Impaired loans were reported as being fair valued under Level 3 in 2010; however, upon reconsideration, the fair value process for impaired loans that are collateral dependent is considered to be substantially the same as for OREO, and accordingly, has been included under Level 2.

Fair Value of Financial Instruments

The Company discloses estimated fair values for its financial instruments in accordance with FASB ASC Topic 825, “Disclosures about Fair Value of Financial Instruments”.  The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The methodologies for other financial assets and liabilities are discussed below.

Cash and Cash Equivalents:  The carrying amount of cash, due from banks, and federal funds sold approximates fair value.

Investment Securities:  Fair value of securities available for sale is described above. Fair value of held to maturity securities are based upon quoted market prices for similar assets or liabilities in active markets.

Restricted Stock:  The carrying value of restricted stock approximates fair value based on redemption provisions.

Loans Held for Sale:  The carrying value of loans held for sale represents the amount of SAB loans sold that could not be recognized under current accounting guidance. Fair value represents the face amount of the loans.

Loans (other than impaired):  Fair values are estimated for portfolios of loans with similar financial characteristics.  Loans are segregated by type such as commercial, residential mortgage and other consumer.  Each loan category is further segmented into groups by fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of performing loans is typically calculated by discounting scheduled cash flows through their estimated maturity, using estimated market discount rates that reflect the credit and interest rate risk inherent in each group of loans.  The estimate of maturity is based on contractual maturities for loans within each group, or on the Company's historical experience with repayments for each loan classification, modified as required by an estimate of the effect of current economic conditions.

For all loans, assumptions regarding the characteristics and segregation of loans, maturities, credit risk, cash flows, and discount rates are judgmentally determined using specific borrower and other available information.

Accrued Interest Receivable and Payable:  The fair value of interest receivable and payable is estimated to approximate the carrying amounts.

Deposits:  The fair value of deposits with no stated maturity, such as demand deposits, checking accounts, savings and money market accounts, is equal to the carrying amount.  The fair value of certificates of deposit is based on the discounted value of contractual cash flows, where the discount rate is estimated using the market rates currently offered for deposits of similar remaining maturities.

Borrowings:  The fair values of FHLB borrowings, other borrowed funds and subordinated debt are based on the discounted value of estimated cash flows.  The discounted rate is estimated using market rates currently offered for similar advances or borrowings.

Off-Balance Sheet Instruments:   Since the majority of the Company's off-balance sheet instruments consist of non fee producing, variable rate commitments, the Company has determined they do not have a distinguishable fair value.

The following table summarizes carrying amounts and fair values for financial instruments at December 31, 2011 and December 31, 2010:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	$110,228	$110,228	$57,628	$57,628
Investment securities (available for sale and held to maturity)	24,549	24,597	29,729	29,778
Restricted stock	3,565	3,565	3,040	3,040
Loans held for sale	225	225	11,454	11,454
Loans, net	605,794	622,801	611,950	618,721
Accrued interest receivable	3,039	3,039	3,273	3,273

Financial Liabilities:
Demand and savings deposits	$356,440	$356,440	$298,597	$298,597
Time deposits	278,415	280,147	306,125	307,776
Borrowings	74,010	79,997	75,616	79,029
Accrued interest payable	618	618	828	828